Shareholder Report, Holdings (Details) - C000237980 [Member]	Jul. 31, 2025
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Autodesk, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CF Industries Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%